Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Balances and Transactions
(15)	Related Party Balances and Transactions

The principal related party balances as of December 31, 2017 and 2018, and transactions for the years ended December 31, 2016, 2017 and 2018 are as follows:

a)	Amounts due from related parties:

	As of December 31,
	2017	2018
	RMB	RMB
Subscription receivables (Note 2(m))	248,717	—

b)

The Group advanced a short-term loan with a principal amount of RMB50,000 to Shenzhen Baoying Factoring Co., Ltd. (“Shenzhen Baoying”) in August 2018, which was controlled by Puyi, the Group’s affiliate. The amounts is unsecured, bearing interest at 8.5% per annum and are repayable after 6 months from the date of the agreement. The principal and interest of the loan have been received on November 2018. Interest income from loan receivable from Shenzhen Baoying for 2018 is RMB989.

The Group charged CNFinance interest income of nil, RMB8,714, and nil for loans receivable for the years ended December 31, 2016, 2017, and 2018, respectively. The Group invested in senior units of structure fund issued by CNFinance and received investment income of RMB610 during the year 2018.

In 2018, one of the Group’s subsidiaries purchased certain wealth management products offered by an online peer-to-peer (“P2P”) lending platform which is considered to be a related party as the legal representative of the company which operates the P2P platform is a relative to Mr. Yinan Hu, the Group’s co-founder and director. The wealth management products purchased on the platform by the subsidiary bear interests at 7.3% with terms of 90 days. Principal and interests are payable upon maturity of those products. As of December 31, 2018, the value of the outstanding wealth management products was RMB15,000 and no investment income has been recognized before maturity.

c)	During 2018, a total of 7.5 million ADS (equivalent of 150,000,000 ordinary shares) has been purchased from Master Trend at USD29 per ADS (equivalent to USD1.45 per ordinary share), representing the average closing price of the 30 trading days prior to the Group’s Board approval on June 14, 2018. In form of loan to the 521 plan’s participants, the Group had paid RMB1,318,611 as 90% of shares purchase consideration to Master Trend during 2018. The remaining 10% in the amount of RMB146,512 was paid by the 521 Plan’s Participants directly to Master Trend, representing a non-cash transaction in 2018.

Master Trend is beneficially owned by Mr. Qiuping Lai and Master Trend is a related party because it is a principal owners of the Group at the time of the repurchase. Master Trend still hold 4.3% ordinary shares of the Group as of October 10, 2018, upon the Group’s completion of its repurchase transactions of 7.5 million ADS.